SHARE REPURCHASE PROGRAM (Details) - 2021 Share Repurchase Program $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares
Equity, Class of Treasury Stock [Line Items]
Term of repurchase program			12 months
American Depositary Shares
Equity, Class of Treasury Stock [Line Items]
Shares repurchased	427,984	427,984	9,000
Total cost of shares repurchased	$ 1,009	¥ 6,959	¥ 164
Weighted average price of shares repurchased | $ / shares	$ 2.47			$ 2.86
Extension period for share repurchase program	12 months	12 months
American Depositary Shares | Maximum
Equity, Class of Treasury Stock [Line Items]
Authorized repurchase amount | $				$ 10,000
Class A ordinary shares
Equity, Class of Treasury Stock [Line Items]
Shares repurchased	2,139,920	2,139,920	45,000